Consolidated Balance Sheets - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 192,208	€ 220,342	€ 223,073
FINANCIAL ASSETS HELD FOR TRADING	230,253	176,921	156,118
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	6,130	5,910	5,713
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	7,915	9,773	8,989
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	89,898	83,308	85,239
FINANCIAL ASSETS AT AMORTIZED COST	1,203,707	1,191,403	1,147,044
HEDGING DERIVATIVES	5,672	5,297	8,069
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	(704)	(788)	(3,749)
INVESTMENTS	7,277	7,646	7,615
Joint venture entities	2,061	1,964	1,981
Associated entities	5,216	5,682	5,634
ASSETS UNDER REINSURANCE CONTRACTS	222	237	308
TANGIBLE ASSETS	32,087	33,882	34,073
Property, plant and equipment	31,212	32,926	33,044
Investment properties	875	956	1,029
INTANGIBLE ASSETS	19,259	19,871	18,645
Goodwill	13,438	14,017	13,741
Other intangible assets	5,821	5,854	4,904
TAX ASSETS	30,596	31,390	29,987
Current tax assets	11,426	10,623	9,200
Deferred tax assets	19,170	20,767	20,787
OTHER ASSETS	8,559	8,856	10,082
Insurance contracts linked to pensions	81	93	104
Inventories	6	7	11
Other	8,472	8,756	9,967
NON-CURRENT ASSETS HELD FOR SALE	4,002	3,014	3,453
TOTAL ASSETS	1,837,081	1,797,062	1,734,659
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	152,151	122,270	115,185
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	36,360	40,367	40,268
FINANCIAL LIABILITIES AT AMORTIZED COST	1,484,322	1,468,703	1,423,858
HEDGING DERIVATIVES	4,752	7,656	9,228
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	(9)	55	(117)
LIABILITIES UNDER INSURANCE CONTRACTS	17,829	17,799	16,426
PROVISIONS	8,407	8,441	8,149
TAX LIABILITIES	9,598	9,932	9,468
Current tax liabilities	3,322	3,846	3,040
Deferred tax liabilities	6,276	6,086	6,428
OTHER LIABILITIES	16,344	17,598	14,609
LIABILITIES ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	0	0	0
TOTAL LIABILITIES	1,729,754	1,692,821	1,637,074
EQUITY
SHAREHOLDERS´ EQUITY	135,196	130,443	124,732
CAPITAL	7,576	8,092	8,397
Called up paid capital	7,576	8,092	8,397
Unpaid capital which has been called up	0	0	0
SHARE PREMIUM	40,079	44,373	46,273
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	0	720	688
Equity component of the compound financial instrument	0	0	0
Other equity instruments issued	0	720	688
OTHER EQUITY	217	195	175
ACCUMULATED RETAINED EARNINGS	82,326	74,114	66,702
REVALUATION RESERVES	0	0	0
OTHER RESERVES	(5,976)	(5,751)	(5,454)
Reserves or accumulated losses in joint venture investments	1,831	1,762	1,553
Others	(7,807)	(7,513)	(7,007)
(-) OWN SHARES	(68)	(1,078)	(675)
PROFIT OR LOSS ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	12,574	11,076	9,605
(-) INTERIM DIVIDENDS	(1,532)	(1,298)	(979)
OTHER COMPREHENSIVE INCOME OR LOSS	(36,595)	(35,020)	(35,628)
Items that will not be reclassified to profit or loss	(4,757)	(5,212)	(4,635)
Items that may be reclassified to profit or loss	(31,838)	(29,808)	(30,993)
NON-CONTROLLING INTEREST	8,726	8,818	8,481
Other comprehensive income or loss	(2,020)	(1,559)	(1,856)
Other items	10,746	10,377	10,337
TOTAL EQUITY	107,327	104,241	97,585
TOTAL LIABILITIES AND EQUITY	1,837,081	1,797,062	1,734,659
Loan commitments granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	302,861	279,589	274,075
Financial guarantees granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	16,901	15,435	12,856
Other commitments granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	134,493	113,273	92,672
Post-employment plans
LIABILITIES
PROVISIONS	1,731	2,225	2,392
Other long term employee benefits
LIABILITIES
PROVISIONS	915	880	950
Taxes and other legal contingencies
LIABILITIES
PROVISIONS	2,717	2,715	2,074
Contingent liabilities and commitments
LIABILITIES
PROVISIONS	710	702	734
Other provisions
LIABILITIES
PROVISIONS	2,334	1,919	1,999
Derivatives
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	57,753	50,589	64,891
Short positions
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	35,830	26,174	22,515
Deposits
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	58,568	45,507	27,779
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	28,806	34,996	34,841
FINANCIAL LIABILITIES AT AMORTIZED COST	1,126,439	1,125,308	1,111,887
Central banks
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	13,300	7,808	5,757
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	1,774	1,209	1,740
FINANCIAL LIABILITIES AT AMORTIZED COST	24,882	48,782	76,952
Credit institutions
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	26,284	17,862	9,796
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	1,625	1,735	1,958
FINANCIAL LIABILITIES AT AMORTIZED COST	90,012	81,246	68,582
Customers
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	18,984	19,837	12,226
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	25,407	32,052	31,143
FINANCIAL LIABILITIES AT AMORTIZED COST	1,011,545	995,280	966,353
Marketable debt securities
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	7,554	5,371	5,427
FINANCIAL LIABILITIES AT AMORTIZED COST	317,967	303,208	274,912
Other financial liabilities
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL LIABILITIES AT AMORTIZED COST	39,916	40,187	37,059
For own-use
ASSETS
Property, plant and equipment	12,636	13,408	13,489
Leased out under an operating lease
ASSETS
Property, plant and equipment	18,576	19,518	19,555
Investment properties	749	851	804
Derivatives
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	64,100	56,328	67,002
Equity instruments
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	16,636	15,057	10,066
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	4,641	4,068	3,711
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	2,193	1,761	1,941
Debt securities
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	82,646	62,124	41,403
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	447	860	1,134
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	2,897	3,095	2,542
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	76,558	73,565	75,083
FINANCIAL ASSETS AT AMORTIZED COST	120,949	103,559	73,554
Loans and advances
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	66,871	43,412	37,647
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	1,042	982	868
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	5,018	6,678	6,447
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	11,147	7,982	8,215
FINANCIAL ASSETS AT AMORTIZED COST	1,082,758	1,087,844	1,073,490
Central banks
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	12,966	17,717	11,595
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	0	0	0
FINANCIAL ASSETS AT AMORTIZED COST	16,179	20,082	15,375
Credit institutions
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	27,314	14,061	16,502
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	408	459	673
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	363	313	0
FINANCIAL ASSETS AT AMORTIZED COST	55,537	57,917	46,518
Customers
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	26,591	11,634	9,550
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	1,042	982	868
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	4,610	6,219	5,774
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	10,784	7,669	8,215
FINANCIAL ASSETS AT AMORTIZED COST	€ 1,011,042	€ 1,009,845	€ 1,011,597